Stock Options (Schedule of Stock Options Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	0.40%
Risk-free interest rate, Maximum	0.50%
Expected price volitility		22.36%
Expected price volatility, Minimum	60.70%
Expected price volatility, Maximum	62.60%
Dividend yield	0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.80%
Risk-free interest rate, Minimum	1.40%		0.90%
Risk-free interest rate, Maximum	1.70%		1.50%
Expected option term		4 years 6 months	4 years 6 months
Expected price volitility		62.00%	55.00%
Expected price volatility, Minimum	56.00%
Expected price volatility, Maximum	57.00%
Dividend yield
Weighted average grant date fair value (in dollars per share)	$ 40.94	$ 22.36	$ 10.67
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	2 years 6 months
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			0.90%
Expected option term	5 years 1 month 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	3 years 8 months 12 days
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.50%
Expected option term	5 years 2 months 12 days